Annual Fund Operating Expenses - Class A C S I N R T Shares - Janus Henderson Forty Fund	Jan. 28, 2021
Class A
Operating Expenses:
Management Fees	0.65%	[1]
Distribution/Service (12b-1) Fees	0.25%
Other Expenses	0.11%
Total Annual Fund Operating Expenses	1.01%
Class C
Operating Expenses:
Management Fees	0.65%	[1]
Distribution/Service (12b-1) Fees	1.00%
Other Expenses	0.10%
Total Annual Fund Operating Expenses	1.75%
Class S
Operating Expenses:
Management Fees	0.65%	[1]
Distribution/Service (12b-1) Fees	0.25%
Other Expenses	0.27%
Total Annual Fund Operating Expenses	1.17%
Class I
Operating Expenses:
Management Fees	0.65%	[1]
Distribution/Service (12b-1) Fees	none
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.74%
Class N
Operating Expenses:
Management Fees	0.65%	[1]
Distribution/Service (12b-1) Fees	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.67%
Class R
Operating Expenses:
Management Fees	0.65%	[1]
Distribution/Service (12b-1) Fees	0.50%
Other Expenses	0.27%
Total Annual Fund Operating Expenses	1.42%
Class T
Operating Expenses:
Management Fees	0.65%	[1]
Distribution/Service (12b-1) Fees	none
Other Expenses	0.27%
Total Annual Fund Operating Expenses	0.92%

[1]	This fee may adjust up or down monthly based on the Fund’s performance relative to its benchmark index over the performance measurement period. For more information regarding performance-based advisory fees, refer to “Management Expenses” in the Fund’s Prospectus.